Estimated Fair Values of Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 25,253	$ 14,315	$ 11,541
Loans, net of allowance	407,640	366,467
Federal Home Loan Bank stock	4,243	4,164
Accrued interest receivable	1,798	993
Financial liabilities
Deposits	525,443	385,966
Short term borrowings	8,068	11,085
Federal Home Loan Bank advances	106	10,022
Subordinated debentures	4,124	4,124
Interest payable	188	70
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	25,253	14,315
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,243	4,164
Accrued interest receivable	1,798	993
Financial liabilities
Deposits	524,010	358,722
Short term borrowings	8,068	11,085
Federal Home Loan Bank advances	101	10,012
Subordinated debentures	3,647	3,590
Interest payable	188	70
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	405,033	368,033
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0